              As filed with the Securities and Exchange Commission
                              on September 3, 2003
                      Registration No. 333-89661; 811-09645

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                   FORM N-1A*

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                       Post-Effective Amendment No. 33                 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                               Amendment No. 34                        [X]

                        (Check appropriate box or boxes)

                               -------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                             101 South Tryon Street
                               Charlotte, NC 28255
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                                Robert B. Carroll
                         c/o Bank of America Corporation
                            One Bank of America Plaza
                             101 South Tryon Street
                               Charlotte, NC 28255
                     (Name and Address of Agent for Service)

                                With copies to:

   Marco E. Adelfio, Esq.                             Carl Frischling, Esq.
   Steven G. Cravath, Esq.                            Kramer Levin Naftalis
   Morrison & Foerster LLP                                & Frankel
   2000 Pennsylvania Ave., N.W.                       919 3rd Avenue
   Suite 5500                                         New York, New York 10022
   Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant          [ ]   on (date) pursuant
     to Rule 485(b), or                              to Rule 485(b), or

[X]  60 days after filing pursuant             [ ]   on (date) pursuant
     to Rule 485(a),* or                             to Rule 485(a).

[ ]  75 days after filing pursuant to          [ ]   on (date) pursuant to
     paragraph (a)(2)                                paragraph(a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The Registrant has requested acceleration of effectiveness of this Post-Effective Amendment to September 30, 2003 or as soon thereafter as possible.

                                EXPLANATORY NOTE

                  The Registrant is filing this Post-Effective Amendment No. 33 to the Registration Statement of Nations Funds Trust (the "Trust") in order to make certain changes to the investment objective and principal investment strategies of Nations Capital Growth Fund. With the exception of the portion Part A included in this filing, Part A and Part B are hereby incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003. Please note that pursuant to Rule 461(a) under the Securities Act of 1933, the Registrant is requesting that the effective date of this Registrations Statement be accelerated to September 30, 2003 or as soon thereafter as possible.

                               NATIONS FUNDS TRUST
                              CROSS REFERENCE SHEET

                       Part A
                      Item No.                                       Prospectus
-------------------------------------------------------   -------------------------------------
1.   Front and Back Cover Pages .......................   Front and Back Cover Pages

2.   Risk/Return Summary: Investments, Risks
     and Performance...................................   About this Prospectus

3.   Risk/Return Summary: Fee Tables...................   About the Funds; Financial Highlights

4.   Investment Objectives, Principal
     Investment Strategies, and Related Risks..........   About the Funds; Other Important Information

5.   Management's Discussion of Fund
     Performance.......................................   About the Funds

6.   Management, Organization, and
     Capital Structure.................................   What's Inside; About the Funds; How the Funds
                                                          Are Managed; About your Investment

7.   Shareholder Information...........................   About the Funds; About your Investment

8.   Distribution Arrangements.........................   Information for Investors

9.   Financial Highlights Information..................   Financial Highlights; About the Funds

                       Part B
                      Item No.
-------------------------------------------------------
10.   Cover Page and Table of Contents.................   Cover Page and Table of Contents

11.   Fund History.....................................   Introduction

12.    Description of the Fund and Its
       Investments and Risks...........................   Additional Information on Portfolio Investments

13.    Management of the Funds.........................   Trustees And Officers; Investment Advisory, Administration, Custody
                                                          Transfer Agency, Shareholder  Servicing and Distribution Agreements

14.    Control Persons and Principal
       Holders of Securities...........................   Not Applicable

15.    Investment Advisory and Other Services..........   Investment Advisory,  Administration, Custody, Transfer Agency,
                                                          Shareholder Servicing   And Distribution Agreements

16.    Brokerage Allocation and Other Practices........   Portfolio Transactions and Brokerage--General Brokerage Policy

17.    Capital Stock and Other
       Securities......................................   Description Of Shares; Investment Advisory, Administration,
                                                          Custody, Transfer Custody, Transfer Agency, Shareholder Servicing And
                                                          Distribution Agreements

18.    Purchase, Redemption and Pricing
       of Shares.......................................   Net Asset Value -- Purchases And Redemptions; Distributor

19.    Taxation of the Fund............................   Additional Information Concerning axes

20.    Underwriters....................................   Investment Advisory, Administration Custody, Transfer Agency Shareholder
                                                          Servicing  And Distribution Agreements; Distributor

21.    Calculation of Performance Data.................   Additional Information on Performance

22.    Financial Statements............................   Independent Accountant and  Reports

 Part C
Item No.                                                                            Other Information
--------                                                  --------------------------------------------------------------------
                                                          Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document

NATIONS CAPITAL GROWTH FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS ITS SUB-ADVISER. THOMAS F. MARSICO AND JAMES A. HILLARY ARE THE CO-PORTFOLIO MANAGERS AND MAKE THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

WHY INVEST IN A GROWTH FUND?

GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in equity securities of large capitalization companies that are selected for their growth potential. It generally holds a core position of between 35 and 50 securities. It may hold up to 25% of its assets in foreign securities.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (e.g. a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH)       RISKS AND OTHER THINGS TO CONSIDER
                   Nations Capital Growth Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- Marsico Capital uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

                               NATIONS FUNDS TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33rd FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.   EXHIBITS

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

---------------------------------------------------------------------------------------------
EXHIBIT LETTER                               DESCRIPTION
---------------------------------------------------------------------------------------------
(a)             Articles of Incorporation:

(a)(1)          Certificate of Trust dated October 22, 1999, incorporated by reference to
                Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2)          Amended and Restated Declaration of Trust last amended July 28, 2003, to be filed by amendment.
----------------------------------------------------------------------------------------------
(b)             Bylaws:

                Not Applicable
----------------------------------------------------------------------------------------------
(c)             Instruments Defining Rights of Securities Holders:

                Not Applicable
-----------------------------------------------------------------------------------------------
(d)             Investment Advisory Contracts:

(d)(1)          Investment Advisory Agreement between Banc of America Capital Management, LLC
                ("BACAP") and Nations Funds Trust ("Registrant") dated January 1, 2003, Schedule
                I dated August 1, 2003, filed herewith.
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
EXHIBIT LETTER                                      DESCRIPTION
--------------------------------------------------------------------------------------------------
(d)(2)            BACAP Assumption Agreement on behalf of the LifeGoal Portfolios dated January 1,
                  2003, incorporated by reference to Post-Effective Amendment No. 30, filed June
                  18, 2003.

(d)(3)            Investment Advisory Agreement between BACAP and the Registrant on behalf of the
                  Fixed Income Sector Portfolios dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30, filed June 18, 2003.

(d)(4)            BACAP Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated
                  January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30, filed June 18, 2003.

(d)(5)            Investment Sub-Advisory Agreement among BACAP, Brandes Investment Partners, L.P.
                  ("Brandes") and the Registrant dated January 1, 2003, Schedule I dated July 18,
                  2003, incorporated by reference to Post-Effective Amendment No. 32, filed July
                  31, 2003.
--------------------------------------------------------------------------------------------------
(e)               Underwriting Contract:

(e)(1)            Distribution Agreement with BACAP Distributors dated January 1, 2003, Schedule I dated August 1, 2003, filed herewith.
--------------------------------------------------------------------------------------------------
(f)               Bonus or Profit Sharing Contracts:

(f)(1)            Deferred Compensation Plan dated December 9, 1999 last amended February 28, 2002, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2002.
--------------------------------------------------------------------------------------------------
(g)               Custodian Agreements:

(g)(1)            Amended and Restated Custody Agreement between the Registrant and The Bank of New
                  York ("BNY") dated July 2, 2001, Schedule I dated August 1, 2003, filed herewith.

(g)(2)            Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the LifeGoal Portfolios dated June 8, 2001, incorporated by reference to
                  Post-Effective Amendment No. 11, filed July 31, 2001.
--------------------------------------------------------------------------------------------------
(h)               Other Material Contracts:

(h)(1)            Administration Agreement between the Registrant and BACAP Distributors, Schedule
                  A dated August 1, 2003, filed herewith.
--------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
EXHIBIT LETTER                                   DESCRIPTION
---------------------------------------------------------------------------------------------------
(h)(2)            Sub-Administration Agreement among the Registrant, BNY and BACAP Distributors,
                  Schedule I dated August 1, 2003, filed herewith.

(h)(3)            Shareholder Servicing Plan relating to Investor B Shares, Exhibit I amended July
                  18, 2003, incorporated by reference to Post-Effective Amendment No. 32, filed July
                  31, 2003.

(h)(4)            Shareholder Servicing Plan relating to Investor C Shares, Exhibit I amended July
                  18, 2003, incorporated by reference to Post-Effective Amendment No. 32, filed July
                  31, 2003.

(h)(5)            Shareholder Servicing Plan relating to Adviser Class Shares, Exhibit I amended May
                  10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July
                  31, 2002.

(h)(6)            Shareholder Servicing Plan relating to Daily Class Shares, Exhibit I amended May
                  10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July
                  31, 2002.

(h)(7)            Shareholder Servicing Plan relating to Investor Class Shares, Exhibit I amended
                  May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed
                  July 31, 2002.

(h)(8)            Shareholder Servicing Plan relating to Liquidity Class Shares, Exhibit I amended
                  May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed
                  July 31, 2002.

(h)(9)            Shareholder Servicing Plan relating to Market Class Shares, Exhibit I amended May
                  10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July
                  31, 2002.

(h)(10)           Shareholder Servicing Plan relating to Service Class Shares, Schedule I amended
                  May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed
                  July 31, 2002.

(h)(1)            Shareholder Administration Plan relating to Investor B and Investor C Shares,
                  Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective
                  Amendment No. 26, filed July 31, 2002.

(h)(12)           Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No.
                  26, filed July 31, 2002.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
EXHIBIT LETTER                             DESCRIPTION
---------------------------------------------------------------------------------------------------
(h)(13)           Shareholder Administration Plan relating to Trust Class Shares, Exhibit I amended
                  May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed
                  July 31, 2002.

(h)(14)           Transfer Agency and Services Agreement between PFPC Inc. (formerly First Data
                  Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1,
                  1995, Schedule G dated August 1, 2003, filed herewith.

(h)(15)           Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated
                  February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(h)(16)           Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10,
                  2000.

(h)(17)           Sub-Transfer Agency Agreement between PFPC and Bank of America, N.A. ("Bank of
                  America") dated September 11, 1995, Schedule A dated August 1, 2003, filed herewith.

(h)(18)           Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3,
                  2000, incorporated by reference to Post-Effective Amendment No. 6, filed December
                  27, 2000.

(h)(19)           Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December
                  1, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed
                  December 27, 2000.

(h)(20)           Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations
                  Funds family dated July 2, 2001, Appendix dated August 1, 2003, filed herewith.

(h)(21)           Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc.,
                  Nations Reserves, Nations Master Investment Trust and the Registrant dated
                  February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
--------------------------------------------------------------------------------------------------
(i)               Legal Opinion

(i)(1)            Not Applicable.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
EXHIBIT LETTER                                DESCRIPTION
---------------------------------------------------------------------------------------------------
(j)               Other Opinions

(j)(1)            Not Applicable.
---------------------------------------------------------------------------------------------------
(k)               Omitted Financial Statements

                  Not Applicable
---------------------------------------------------------------------------------------------------
(l)               Initial Capital Agreements:

(l)(1)            Investment Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
---------------------------------------------------------------------------------------------------
(m)               Rule 12b-1 Plans:

(m)(1)            Shareholder Administration Plan relating to Primary B Shares, Exhibit A amended
                  August 1, 2003, filed herewith.

(m)(2)            Shareholder Servicing and Distribution Plan relating to Investor A Shares, Exhibit
                  A amended August 1, 2003, filed herewith.

(m)(3)            Form of Shareholder Servicing and Distribution Plan relating to Investor R Shares, dated September [ ], 2003, incorporated by reference to Post-Effective Amendment
                  No. 31, filed July 3, 2003.

(m)(4)            Distribution Plan relating to Investor B Shares, Exhibit A amended July 18, 2003, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(m)(5)            Distribution Plan relating to Investor C Shares, Exhibit A amended July 18, 2003, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(m)(6)            Distribution Plan relating to Daily Class Shares, Exhibit A amended October 8,
                  2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31,
                  2003.

(m)(7)            Distribution Plan relating to Investor Class Shares, Exhibit A amended October 8,
                  2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31,
                  2003.

(m)(8)            Distribution Plan relating to Liquidity Class Shares, Exhibit A amended October 8,
                  2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31,
                  2003.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
EXHIBIT LETTER                                      DESCRIPTION
---------------------------------------------------------------------------------------------------
(m)(9)            Distribution Plan relating to Market Class Shares, Exhibit A amended October 8,
                  2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31,
                  2003.

(m)(10)           Distribution Plan relating to Service Class Shares, Exhibit A amended October 8,
                  2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31,
                  2003.
---------------------------------------------------------------------------------------------------
(n)               Financial Data Schedule:

                  Not Applicable.
---------------------------------------------------------------------------------------------------
(o)               Rule 18f-3 Plan:

(o)(1)            Rule 18f-3 Multi-Class Plan, last amended August 1, 2003, filed herewith.
---------------------------------------------------------------------------------------------------
(p)               Codes of Ethics:

(p)(1)            Nations Funds Family Code of Ethics, incorporated by reference to Post-Effective
                  Amendment No. 26, filed July 31, 2002.

(p)(2)            BACAP and BACAP Distributors Code of Ethics, incorporated by reference to
                  Post-Effective Amendment No. 20, filed May 1, 2002.

(p)(3)            Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No.
                  9, filed April 9, 2001.
---------------------------------------------------------------------------------------------------
(q)(1)            Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker, Thomas
                  S. Word, Jr., William H. Grigg, Thomas F. Keller, Carl E. Mundy, Jr., James B.
                  Sommers, Cornelius J. Pings, William P. Carmichael, Robert H. Gordon and Edward D.
                  Bedard, incorporated by reference to Post-Effective Amendment No. 29, filed April
                  21, 2003.

(q)(2)            Power of Attorney for Minor Mickel Shaw, incorporated by reference to
                  Post-Effective Amendment No. 30, filed June 18, 2003.
---------------------------------------------------------------------------------------------------

ITEM 24.          PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

         No person is controlled by or under common control with the Registrant.

ITEM 25.          INDEMNIFICATION

         Article VII of the Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

                  1. Administration Agreement with BACAP Distributors;

                  2. Sub-Administration Agreement with BNY and BACAP
                     Distributors;

                  3. Distribution Agreement with BACAP Distributors;

                  4. Custody Agreement with BNY;

                  5. Custody Agreement with Bank of America, N.A.;

                  6. Transfer Agency and Services Agreement with PFPC; and

                  7. Sub-Transfer Agency and Services Agreement with PFPC
                     and Bank of America.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         To the knowledge of the Registrant, none of the directors or officers of BACAP, the adviser to the Registrant's portfolios, or Brandes, the investment sub-adviser to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BACAP or other subsidiaries of Bank of America Corporation.

         (a) BACAP performs investment advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

         (b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

ITEM 27.          PRINCIPAL UNDERWRITERS

         (a) BACAP Distributors, placement agent for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Separate Account Trust and Nations Funds Trust both of which are registered open-end management investment companies.

         (b) Information with respect to each director and officer of the placement agent is incorporated by reference to Form ADV filed by BACAP Distributors with the SEC pursuant to the 1940 Act (file no. 801-49874).

         (c)      Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

         (1) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (2) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

         (3) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (4) BACAP Distributors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as distributor and administrator).

         (5) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

         (6) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

ITEM 29.          MANAGEMENT SERVICES

         Not Applicable

ITEM 30.          UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, State of North Carolina on the 3rd day of September, 2003.

                                  NATIONS FUNDS TRUST

                                  By:             *
                                      ------------------------------------------
                                      Robert H. Gordon
                                      President (Principal Executive Officer)
                                      and Vice Chairman of the Board of Trustees

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURES                            TITLE                                 DATE
       ----------                            -----                                 ----
          *                                 Chairman                         September 3, 2003
------------------------            of the Board of Trustees
(William P. Carmichael)

          *                          Chief Financial Officer                 September 3, 2003
------------------------            (Principal Financial and
(Edward D. Bedard)                      Accounting Officer)

          *                                  Trustee                         September 3, 2003
------------------------
(Edmund L. Benson, III)

          *                                  Trustee                         September 3, 2003
------------------------      President (Principal Executive Officer)
(Robert H. Gordon)          and Vice Chairman of the Board of Trustees

          *                                  Trustee                         September 3, 2003
------------------------
(William H. Grigg)

          *                                  Trustee                         September 3, 2003
------------------------
(Thomas F. Keller)

          *                                  Trustee                         September 3, 2003
------------------------
(Carl E. Mundy, Jr.)

          *                                  Trustee                         September 3, 2003
------------------------
(Cornelius J. Pings)

          *                                  Trustee                         September 3, 2003
------------------------
(Minor Mickel Shaw)

          *                                  Trustee                         September 3, 2003
------------------------
(Charles B. Walker)

          *                                  Trustee                         September 3, 2003
------------------------
(Thomas S. Word)

          *                                  Trustee                         September 3, 2003
------------------------
(James B. Sommers)

/s/ Robert B. Carroll
---------------------
Robert B. Carroll
*Attorney-in-Fact

                                  EXHIBIT INDEX

                               NATIONS FUNDS TRUST

                               FILE NO. 333-89661

EX.-99.23(d)(1)            Investment Advisory Agreement between BACAP and
                           Nations Funds Trust

EX.-99.23(e)(1)            Distribution Agreement with BACAP Distributors

EX.-99.23(g)(1)            Amended and Restated Custody Agreement with The Bank
                           of New York

EX.-99.23(h)(1)            Administration Agreement between BACAP Distributors
                           and Nations Funds Trust

EX.-99.23(h)(2)            Sub-Administration Agreement among BNY, BACAP
                           Distributors and Nations Funds Trust

EX.-99.23(h)(14)           Transfer Agency and Services Agreement between PFPC
                           Inc. and the Nations Funds family

EX.-99.23(h)(17)           Sub-Transfer Agency Agreement between PFPC and Bank
                           of America, N.A.

EX.-99.23(h)(20)           Amended and Restated Foreign Custody Manager
                           Agreement between BNY and the Nations Funds family

EX.-99.23(m)(1)            Shareholder Administration Plan relating to Primary B
                           Shares

EX.-99.23(m)(2)            Shareholder Servicing and Distribution Plan relating
                           to Investor A Shares

EX.-99.23(o)(1)            Rule 18f-3 Multi-Class Plan